Selected Financial Data - Summary of Selected Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							9 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenue in conjunction with strategic alliances and collaborations	$ 3,423	$ 2,386	$ 2,367	$ 2,020	$ 3,296	$ 3,761	$ 3,921	$ 8,176	$ 10,978
Research and development, net	3,969	4,225	3,941	4,353	3,563	3,769	4,233	12,135	11,565
General and administrative	3,810	8,233	5,098	2,634	2,846	1,058	1,034	17,141	4,938
Net loss from operations	(4,356)	(10,072)	(6,672)	(4,967)	(3,113)	(1,066)	(1,346)	(21,100)	(5,525)
Net loss	$ (4,253)	$ (9,950)	$ (6,571)	$ (5,280)	$ (3,177)	$ (1,099)	$ (1,346)	$ (20,774)	$ (5,622)
Net loss per share, basic and diluted	$ (0.42)	$ (0.99)	$ (0.66)	$ (0.86)	$ (1.51)	$ (0.54)	$ (0.66)	$ (2.07)	$ (2.74)
Weighted average shares outstanding-basic and diluted	10,092,891	10,057,048	10,027,834	6,151,580	2,099,318	2,031,599	2,031,599	10,059,496	2,054,421
Working capital	$ 20,801	$ 23,429	$ 37,383	$ 39,828	$ 5,144	$ 6,432	$ 1,706	$ 20,801	$ 5,144
Total assets	37,115	44,322	52,483	52,024	12,221	13,354	9,678	37,115	12,221
Shareholders' equity (deficit)	$ 14,151	$ 17,795	$ 27,543	$ 33,794	$ (1,999)	$ (826)	$ 253	$ 14,151	$ (1,999)